November 1, 1996




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549




  Re: Van Kampen American Capital Equity Trust, Filing of Prospectus
       Pursuant to Rule 497(j) (File Nos. 33-8122 and 811-4805)



Ladies and Gentlemen:


     Van Kampen American Capital Equity Trust (the "Registrant"), on behalf of each of its series listed on Schedule A attached hereto, filed via EDGAR on October 28, 1996, a copy of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485 (a) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.


      In accordance with the provisions of Rule 497 (j) of the 1933 Act Rules this letter serves to certify that the Prospectuses contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497 (c) of the Securities Act.


      A copy of each of the Registrant's Statements of Additional
Information and Prospectus for Van Kampen American Capital
Aggressive Growth Fund, each dated October 28, 1996, was filed under separate cover pursuant to Rule 497 (c).


      Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-6774.



                                   Very truly yours,



                                   /s/ Nicholas Dalmaso
                                   --------------------
                                   Nicholas Dalmaso
                                   Assistant Secretary





                                                         SCHEDULE A





          VAN KAMPEN AMERICAN CAPITAL EQUITY TRUST (the "Registrant")



Prospectuses filed herewith under Rule 497 (j) for:


     Van Kampen American Capital Utility Fund
     Van Kampen American Capital Balanced Fund
     Van Kampen American Capital Growth Fund
     Van Kampen American Capital Value Fund
     Van Kampen American Capital Great American Companies Fund
     Van Kampen American Capital Prospector Fund


Prospectus previously filed under Rule 497 (c) for:


     Van Kampen American Capital Aggressive Growth Fund


Statements of Additional Information previously filed under Rule 497 (c) for:


     Van Kampen American Capital Utility Fund
     Van Kampen American Capital Balanced Fund
     Van Kampen American Capital Growth Fund
     Van Kampen American Capital Value Fund
     Van Kampen American Capital Great American Companies Fund
     Van Kampen American Capital Prospector Fund
     Van Kampen American Capital Aggressive Growth Fund